SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
SHARE-BASED COMPENSATION
Schedule of allocation of share-based compensation expenses

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Selling and marketing	60,474	69,799	38,646
General and administrative	98,243	40,313	15,170
Research and development	60,013	53,041	36,887
Total	218,730	163,153	90,703

Summary of share option activities under the option plans

			Weighted
		Weighted	Average	Weighted
		Average	Remaining	Average	Aggregate
	Number	Exercise	Contract Life	Grant Date	Intrinsic
	of Options	Price	(years)	Fair Value	Value
		US$		US$	US$
Outstanding at January 1, 2024	6,150,084	0.76	4.59	2.20	404
Exercised	(253,208)	0.02		0.10
Forfeited	(1,648,180)	0.80		2.18
Outstanding at December 31, 2024	4,248,696	0.79	3.80	2.33	—
Vested and expect to vest at December 31, 2024	4,248,696	0.79	3.80	2.33	—
Exercisable at December 31, 2024	4,248,696	0.79	3.80	2.33	—

Restricted share units
SHARE-BASED COMPENSATION
Summary of restricted shares activity

	Number of	Weighted Average
	Restricted Share	Grant Date
	Units	Fair Value
		US$
Nonvested at January 1, 2024	18,043,220	2.51
Granted	36,768,616	0.47
Vested	(4,896,060)	3.24
Forfeited	(8,218,708)	1.85
Nonvested at December 31, 2024	41,697,068	0.75
Expected to vest at December 31, 2024	41,697,068	0.75